Members' Equity - Narratives (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Feb. 17, 2017
Members' Equity
Distributions to members		$ 26,041,000	$ 0	$ 2,055,000	$ 12,232,000
Compensation expenses				$ 400,000	$ 400,000
Vesting period				2 months	2 months
Forecast Member
Members' Equity
Distributions to members	$ 26,000,000
Class A
Members' Equity
Distributions to members				$ 2,055	$ 8,928
Units issued			0	0	0
Class B
Members' Equity
Distributions to members					$ 3,301
Units issued			0	0	0
Class A-1
Members' Equity
Distributions to members					$ 3
Units issued			0	120	125
Forfeited Units			0
Expected future distributions			0
CACTUS INC
Members' Equity
Common stock, par value			$ 0.01			$ 0.01
Common stock, shares issued			1,000,000